Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO – Michael D. Farkas[1]	Summary Compensation Table Total for PEO – Brendan S. Jones[2]		Compensation Actually Paid to PEO – Michael D. Farkas[3]	Compensation Actually Paid to PEO – Brendan S. Jones[3]		Average Summary Compensation Table Total for Non-PEO NEOs[4]	Average Compen- sation Actually Paid to Non-PEO NEOs[5]	Total Share- holder Return[6]	Peer Group Total Share- holder Return[7]	Net Loss (in thous-ands)[8]	Revenue (in thou-sands)[9]
2023	$11,137,081		$1,513,341	$8,317,523		$1,022,033	$2,150,570	$1,998,564	$182.26	$148.09	$(203,693)	$140,598
2022	$15,877,812	$		$4,187,889	$		$1,585,440	$614,106	$589.78	$119.57	$(91,560)	$61,139
2021	$18,003,751	$		$9,729,230	$		$1,595,865.25	$563,947	$1,425.27	$155.03	$(55,119)	$20,940
2020	$943,757	$		$5,402,379	$		$622,999	$4,749,775	$2,298.39	$135.68	$(17,846)	$6,231

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]

(1)	During fiscal year 2020, 2021, 2022 and part of fiscal year 2023, Mr. Farkas served as our Principal Executive Officer (“PEO”). The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

(2)	During part of fiscal year 2023, Mr. Jones served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

Peer Group Issuers, Footnote [Text Block]

(7)	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ respective stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published index: MSCI ACWI: Electrical Equipment. The 2022 proxy statement misidentified the MSCI ACWI: Electrical Equipment as the S&P 500 index.

Adjustment To PEO Compensation, Footnote [Text Block]
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Messrs. Farkas and Jones as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Farkas and Jones during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Farkas’ and Jones’ total compensation for each year to determine the compensation actually paid:

	Mr. Farkas	Mr. Jones
Summary Compensation Table Total	$11,137,081	$1,513,341
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,690,000)	$(258,875)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$56,620
Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$(346,651)
Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$4,594,523	$129,441
Plus, Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,343,538)	$(71,842)
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(1,380,543)	$0
Compensation Actually Paid	$8,317,523	$1,022,033

Non-PEO NEO Average Total Compensation Amount	$ 2,150,570	$ 1,585,440	$ 1,595,865.25	$ 622,999
Compensation Actually Paid to Non-PEO NEOs	$ 1,998,564	614,106	563,947	4,749,775
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(5)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 4 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for each year to determine the compensation actually paid.

Average Non-PEO NEOs	2023
Summary Compensation Table Total	$2,150,570
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(157,073)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$40,316
Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(153,842)
Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$154,168
Plus, Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(35,575)
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid to Non-PEO NEOs	$1,998,564

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return

The following chart sets forth the relationship between (i) our company’s cumulative total shareholder return over the four most recently completed fiscal years and the MSCI ACWI: Electrical Equipment index’s cumulative total shareholder return over the same period, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs and our revenue during the four most recently completed fiscal years.

Tabular List [Table Text Block]

We selected the following measures as most important to link compensation actually paid to our NEOs for fiscal year 2023 to company performance.

Most Important Measures for Determining PEO and Non-PEO NEO Pay
Revenue
Sales
Capital Raise

Total Shareholder Return Amount	$ 182.26	589.78	1,425.27	2,298.39
Peer Group Total Shareholder Return Amount	148.09	119.57	155.03	135.68
Net Income (Loss) Attributable to Parent	$ (203,693,000)	$ (91,560,000)	$ (55,119,000)	$ (17,846,000)
Company Selected Measure Amount	140,598,000	61,139,000	20,940,000	6,231,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Capital Raise
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (157,073)
Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,316
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(153,842)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	154,168
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(35,575)
Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Michael D Farkas [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	11,137,081	$ 15,877,812	$ 18,003,751	$ 943,757
Compensation Actually Paid	$ 8,317,523	$ 4,187,889	$ 9,729,230	$ 5,402,379
PEO Name	Mr. Farkas	Mr. Farkas	Mr. Farkas	Mr. Farkas
Michael D Farkas [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,690,000)
Michael D Farkas [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Michael D Farkas [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Michael D Farkas [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,594,523
Michael D Farkas [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,343,538)
Michael D Farkas [Member] | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,380,543)
Brendan S Jones [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,513,341
Compensation Actually Paid	$ 1,022,033
PEO Name	Mr. Jones
Brendan S Jones [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (258,875)
Brendan S Jones [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	56,620
Brendan S Jones [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(346,651)
Brendan S Jones [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	129,441
Brendan S Jones [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(71,842)
Brendan S Jones [Member] | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0